Segment Information - Summary of Operating Segments (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net sales	kr 210,838	kr 205,378	kr 220,316
Gross income	kr 68,200	kr 47,927	kr 65,254
Gross margin	32.30%	23.30%	29.60%
Operating income	kr 1,242	kr (34,743)	kr 5,187
Operating margin	0.60%	(16.90%)	2.40%
Financial income	kr (316)	kr (372)	kr (135)
Financial expenses	(2,389)	(843)	(2,158)
Income after financial items	(1,463)	(35,958)	2,894
Taxes	(4,813)	3,525	(1,882)
Net income	(6,276)	(32,433)	1,012
Other segment items
Share in earnings of JV and associated companies	58	24	31
Amortizations	(3,946)	(4,348)	(4,465)
Depreciations	(3,275)	(4,103)	(4,421)
Impairment losses	(1,097)	(19,441)	(241)
Reversals of impairment losses			8
Restructuring expenses	(8,015)	(8,501)	(7,567)
Gains/losses on sale of investments and operations	(225)	194	123
Networks [member]
Disclosure of operating segments [line items]
Net sales	138,570	132,285	140,076
Digital services [member]
Disclosure of operating segments [line items]
Net sales	38,089	38,752	42,774
Managed services [member]
Disclosure of operating segments [line items]
Net sales	25,770	26,472	28,780
Emerging business and other [member]
Disclosure of operating segments [line items]
Net sales	8,409	7,869	8,686
Operating segments [member]
Disclosure of operating segments [line items]
Net sales	210,838	205,378	220,316
Gross income	kr 68,200	kr 47,927	kr 65,254
Gross margin	32.30%	23.30%	29.60%
Operating income	kr 1,242	kr (34,743)	kr 5,187
Operating margin	0.60%	(16.90%)	2.40%
Other segment items
Share in earnings of JV and associated companies	kr 58	kr 24	kr 31
Amortizations	(3,946)	(4,348)	(4,465)
Depreciations	(3,275)	(4,103)	(4,421)
Impairment losses	(1,097)	(19,441)	(241)
Reversals of impairment losses			8
Restructuring expenses	(8,015)	(8,501)	(7,567)
Gains/losses on sale of investments and operations	(225)	194	123
Operating segments [member] | Networks [member]
Disclosure of operating segments [line items]
Net sales	138,570	132,285	140,076
Gross income	kr 55,153	kr 43,428	kr 46,193
Gross margin	39.80%	32.80%	33.20%
Operating income	kr 19,421	kr 10,455	kr 16,669
Operating margin	14.00%	7.90%	11.90%
Other segment items
Share in earnings of JV and associated companies	kr 28	kr 22	kr 11
Amortizations	(830)	(1,104)	(1,526)
Depreciations	(1,717)	(1,883)	(2,532)
Impairment losses	(308)	(1,413)	(90)
Reversals of impairment losses			5
Restructuring expenses	(1,781)	(4,828)	(3,413)
Gains/losses on sale of investments and operations	(132)	316	72
Operating segments [member] | Digital services [member]
Disclosure of operating segments [line items]
Net sales	38,089	38,752	42,774
Gross income	kr 8,318	kr 4,698	kr 15,603
Gross margin	21.80%	12.10%	35.00%
Operating income	kr (13,852)	kr (27,282)	kr (7,146)
Operating margin	(36.40%)	(70.40%)	(15.30%)
Other segment items
Share in earnings of JV and associated companies	kr 27	kr 8	kr 22
Amortizations	(2,295)	(2,465)	(1,923)
Depreciations	(933)	(1,268)	(1,061)
Impairment losses	(406)	(9,349)	(38)
Reversals of impairment losses			2
Restructuring expenses	(5,366)	(2,513)	(3,176)
Gains/losses on sale of investments and operations	(36)	(56)	27
Operating segments [member] | Managed services [member]
Disclosure of operating segments [line items]
Net sales	25,770	26,472	28,780
Gross income	kr 2,886	kr (1,574)	kr 1,244
Gross margin	11.20%	(5.90%)	4.00%
Operating income	kr 1,093	kr (4,089)	kr (326)
Operating margin	4.20%	(15.40%)	(1.70%)
Other segment items
Share in earnings of JV and associated companies	kr 3	kr (6)
Amortizations	(14)	(14)	kr (18)
Depreciations	(169)	(193)	(341)
Impairment losses	(29)	(108)	(12)
Reversals of impairment losses			1
Restructuring expenses	(276)	(675)	(382)
Gains/losses on sale of investments and operations	(57)	1	18
Operating segments [member] | Emerging business and other [member]
Disclosure of operating segments [line items]
Net sales	8,409	7,869	8,686
Gross income	kr 1,843	kr 1,375	kr 2,214
Gross margin	21.90%	17.50%	25.50%
Operating income	kr (5,420)	kr (13,827)	kr (4,010)
Operating margin	(64.50%)	(175.70%)	(46.20%)
Other segment items
Share in earnings of JV and associated companies			kr (2)
Amortizations	kr (807)	kr (765)	(998)
Depreciations	(456)	(759)	(487)
Impairment losses	(354)	(8,571)	(101)
Restructuring expenses	kr (592)	(485)	(596)
Gains/losses on sale of investments and operations		kr (67)	kr 6